Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Underwriting fees earned by Securities	$ 543,990	$ 196,395
SQN Securities, LLC [Member]
Balance, beginning	10,797
Underwriting fees earned by Securities	543,990	196,395
Payments by the Partnership to Securities	(554,787)	(185,598)
Balance, ending		$ 10,797